Shareholder Fees	Dec. 01, 2020
First Trust Consumer Discretionary AlphaDEX Fund | First Trust Consumer Discretionary AlphaDEX Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none